Allowance for Loan Losses - Class of Aging Analysis Recorded Investment in Loans (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 925,578	$ 1,594,762
60-89 Days Past Due	572,575	279,792
90 Days Plus Past Due	1,915,228	1,153,386
Total Past Due	3,413,381	3,027,940
Current	179,601,694	173,659,389
Ending balance	183,015,075	176,687,329
Recorded Investment > 90 Days and Accruing	35,439	683,720
30-59 Days Past Due, Percentage	0.51%	0.90%
60-89 Days Past Due, Percentage	0.31%	0.16%
90 Days Plus Past Due, Percentage	1.05%	0.65%
Total Past Due, Percentage	1.87%	1.71%
Current, Percentage	98.13%	98.29%
Total Financing Receivables, Percentage	100.00%	100.00%
Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		73,572
60-89 Days Past Due
90 Days Plus Past Due
Total Past Due		73,572
Current	6,353,787	4,799,940
Ending balance	6,353,787	4,873,512
Recorded Investment > 90 Days and Accruing
Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	544,559	380,731
60-89 Days Past Due	165,244
90 Days Plus Past Due	173,786	324,357
Total Past Due	883,589	705,088
Current	39,320,389	35,385,963
Ending balance	40,203,978	36,091,051
Recorded Investment > 90 Days and Accruing		292,583
Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	193,411	711,408
60-89 Days Past Due	336,036	197,479
90 Days Plus Past Due	791,148	386,160
Total Past Due	1,320,595	1,295,047
Current	58,995,423	47,698,820
Ending balance	60,316,018	48,993,867
Recorded Investment > 90 Days and Accruing
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	84,145	256,672
60-89 Days Past Due	2,528	53,391
90 Days Plus Past Due	929,552	429,226
Total Past Due	1,016,225	739,289
Current	65,596,759	75,174,783
Ending balance	66,612,984	75,914,072
Recorded Investment > 90 Days and Accruing	15,837	377,494
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	103,463	172,379
60-89 Days Past Due	68,767	28,922
90 Days Plus Past Due	20,742	13,643
Total Past Due	192,972	214,944
Current	5,492,435	6,488,419
Ending balance	5,685,407	6,703,363
Recorded Investment > 90 Days and Accruing	19,602	13,643
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due
60-89 Days Past Due
90 Days Plus Past Due
Total Past Due
Current	3,842,901	4,111,464
Ending balance	3,842,901	4,111,464
Recorded Investment > 90 Days and Accruing
Non Accruals [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	115,174	160,022
60-89 Days Past Due	547	89,322
90 Days Plus Past Due	1,879,790	469,666
Total Past Due	1,995,511	719,010
Current	1,804,816	3,021,715
Ending balance	3,800,327	3,740,725
Non Accruals [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		73,572
60-89 Days Past Due
90 Days Plus Past Due
Total Past Due		73,572
Current	70,058	12,995
Ending balance	70,058	86,567
Non Accruals [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	29,269	84,838
60-89 Days Past Due
90 Days Plus Past Due	173,786	31,775
Total Past Due	203,055	116,613
Current	190,032	359,129
Ending balance	393,087	475,742
Non Accruals [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	85,646
60-89 Days Past Due		89,322
90 Days Plus Past Due	791,148	386,160
Total Past Due	876,794	475,482
Current	1,222,090	1,690,633
Ending balance	2,098,884	2,166,115
Non Accruals [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due
60-89 Days Past Due
90 Days Plus Past Due	913,715	51,731
Total Past Due	913,715	51,731
Current	321,592	760,662
Ending balance	1,235,307	812,393
Non Accruals [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	259	1,612
60-89 Days Past Due	547
90 Days Plus Past Due	1,141
Total Past Due	1,947	1,612
Current	1,044	2,306
Ending balance	2,991	3,918
Non Accruals [Member] | Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due
60-89 Days Past Due
90 Days Plus Past Due
Total Past Due
Current		195,990
Ending balance		$ 195,990